Federated Hermes Treasury Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Automated Shares [Member] | AS
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	2.18%	1.46%